Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 614,881	$ 611,239	$ 610,902
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	296,727	290,474	284,684
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	90,682	91,442	93,758
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	12,826	14,143	14,797
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	214,646	215,180	217,663
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	608,165	603,649	603,263
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	295,886	289,610	283,800
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	87,876	88,292	90,603
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	11,281	12,228	12,911
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	213,122	213,519	215,949
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	6,716	7,590	7,639
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	841	864	884
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	2,806	3,150	3,155
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,545	1,915	1,886
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 1,524	$ 1,661	$ 1,714